Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Capital Appreciation V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.0%
TransDigm Group, Inc. ................ 1,100 $ 1,569,843
Automobiles — 1.3%
Ferrari NV ........................ 2,125 998,984
Broadline Retail — 9.6%
Amazon.com, Inc.
(a)
.................. 40,425 7,532,390
Capital Markets — 3.3%
Blackstone, Inc. , Class A ............... 5,795 887,388
MSCI, Inc. ........................ 828 482,666
S&P Global, Inc. .................... 2,459 1,270,369
2,640,423
Chemicals — 1.4%
Sherwin-Williams Co. (The) ............. 2,835 1,082,034
Commercial Services & Supplies — 1.8%
Copart, Inc.
(a)
...................... 17,164 899,393
Waste Connections, Inc. ............... 3,041 543,792
1,443,185
Electrical Equipment — 1.3%
Vertiv Holdings Co. , Class A ............ 9,924 987,339
Entertainment — 2.6%
Netflix, Inc.
(a)
....................... 2,921 2,071,778
Financial Services — 5.0%
Mastercard, Inc. , Class A ............... 2,292 1,131,790
Visa, Inc. , Class A ................... 10,096 2,775,895
3,907,685
Ground Transportation — 0.5%
Old Dominion Freight Line, Inc. .......... 2,124 421,911
Health Care Equipment & Supplies — 4.5%
(a)
Align Technology, Inc. ................. 3,111 791,190
Boston Scientific Corp. ................ 5,431 455,118
IDEXX Laboratories, Inc. ............... 1,424 719,433
Intuitive Surgical, Inc. ................. 3,264 1,603,505
3,569,246
Hotels, Restaurants & Leisure — 0.7%
Chipotle Mexican Grill, Inc.
(a)
............ 9,178 528,836
Interactive Media & Services — 9.1%
Alphabet, Inc. , Class A ................ 15,355 2,546,627
Meta Platforms, Inc. , Class A ............ 8,070 4,619,591
7,166,218
IT Services — 0.6%
Shopify, Inc. , Class A
(a)
................ 6,191 496,147
Life Sciences Tools & Services — 1.1%
Danaher Corp. ..................... 3,109 864,364
Pharmaceuticals — 3.4%
Eli Lilly & Co. ...................... 3,039 2,692,372
Real Estate Management & Development — 1.1%
CoStar Group, Inc.
(a)
.................. 11,998 905,129
Semiconductors & Semiconductor Equipment — 21.6%
ASML Holding NV (Registered), NYRS , ADR . 2,689 2,240,609
Broadcom, Inc. ..................... 19,639 3,387,728
KLA Corp. ......................... 1,142 884,376
NVIDIA Corp. ...................... 86,811 10,542,328
17,055,041
Security
Shares
Shares Value
Software — 17.8%
Cadence Design Systems, Inc.
(a)
......... 6,199 $ 1,680,115
Intuit, Inc. ......................... 3,350 2,080,350
Microsoft Corp. ..................... 18,983 8,168,385
Roper Technologies, Inc. ............... 1,430 795,709
Synopsys, Inc.
(a)
.................... 2,577 1,304,967
14,029,526
Technology Hardware, Storage & Peripherals — 8.1%
Apple, Inc. ........................ 27,563 6,422,179
Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE ..... 330 253,069
Total Common Stocks — 97 .1%
(Cost: $ 47,361,180 ) ............................... 76,637,699
Preferred Securities
Preferred Stocks — 2.1%
IT Services — 2.1%
ByteDance Ltd. , Series E-1 , (Acquired 11/11/20 ,
cost $ 1,061,774 )
(a) (b) (c)
............... 9,690 1,647,687
Total Preferred Securities — 2 .1%
(Cost: $ 1,061,774 ) ............................... 1,647,687
Total Long-Term Investments — 99.2%
(Cost: $ 48,422,954 ) ............................... 78,285,386
Short-Term Securities
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83%
(d) (e)
.................. 757,356 757,356
Total Short-Term Securities — 1 .0%
(Cost: $ 757,356 ) ................................. 757,356
Total Investments — 100 .2%
(Cost: $ 49,180,310 ) ............................... 79,042,742
Liabilities in Excess of Other Assets — (0.2) % ............. (159,507)
Net Assets — 100.0% ...............................
$ 78,883,235
(a)
Non-income producing security.
(b)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,647,687, representing 2.09% of its net assets as of period end, and an original cost of $1,061,774.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Capital Appreciation V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,152,059 $ — $ (394,703)
(a)
$ — $ — $ 757,356 757,356 $ 9,216 $ —
SL Liquidity Series, LLC, Money
Market Series
(b)
........ — — — — — — — 256 —
$ — $ — $ 757,356 $ 9,472 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Capital Appreciation V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 1,569,843 $ — $ — $ 1,569,843
Automobiles .......................................... 998,984 — — 998,984
Broadline Retail ........................................ 7,532,390 — — 7,532,390
Capital Markets ........................................ 2,640,423 — — 2,640,423
Chemicals ............................................ 1,082,034 — — 1,082,034
Commercial Services & Supplies ............................. 1,443,185 — — 1,443,185
Electrical Equipment ..................................... 987,339 — — 987,339
Entertainment ......................................... 2,071,778 — — 2,071,778
Financial Services ...................................... 3,907,685 — — 3,907,685
Ground Transportation ................................... 421,911 — — 421,911
Health Care Equipment & Supplies ........................... 3,569,246 — — 3,569,246
Hotels, Restaurants & Leisure .............................. 528,836 — — 528,836
Interactive Media & Services ............................... 7,166,218 — — 7,166,218
IT Services ........................................... 496,147 — — 496,147
Life Sciences Tools & Services .............................. 864,364 — — 864,364
Pharmaceuticals ....................................... 2,692,372 — — 2,692,372
Real Estate Management & Development ....................... 905,129 — — 905,129
Semiconductors & Semiconductor Equipment .................... 17,055,041 — — 17,055,041
Software ............................................. 14,029,526 — — 14,029,526
Technology Hardware, Storage & Peripherals .................... 6,422,179 — — 6,422,179
Textiles, Apparel & Luxury Goods ............................ — 253,069 — 253,069
Preferred Securities ....................................... — — 1,647,687 1,647,687
Short-Term Securities
Money Market Funds ...................................... 757,356 — — 757,356
$ 77,141,986 $ 253,069 $ 1,647,687 $ 79,042,742

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Capital Appreciation V.I. Fund

A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments and derivative financial instruments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred
Securities Total
Investments
Assets/Liabilities
Opening balance, as of December 31, 2023 ................................................................................... $ 1,581,376 $ 1,581,376
Transfers into Level 3 ................................................................................................. — —
Transfers out of Level 3 ................................................................................................ — —
Accrued discounts/premiums ............................................................................................. — —
Net realized gain .................................................................................................... — —
Net change in unrealized appreciation
(a)
...................................................................................... 66,311 66,311
Purchases ......................................................................................................... — —
Sales ............................................................................................................ — —
Closing balance, as of September 30, 2024 ...................................................................................
$ 1,647,687 $ 1,647,687
Net change in unrealized appreciation on investments still held at September 30, 2024
(a)
......................................................
$ 66,311 $ 66,311
(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2024 is generally due to investments no longer held or categorized as Level 3 at period end.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Capital Appreciation V.I. Fund

(a)
A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s
Level 3 investments as of period end.
Value
Valuation
Approach Unobservable Inputs
(a)
Range of
Unobservable
Inputs Utilized
(a)
Weighted Average of
Unobservable Inputs
Based on Fair Value
Preferred Stocks ........................... $ 1,647,687 Market Revenue Multiple 1.25x —
$ 1,647,687
Portfolio Abbreviation
ADR American Depositary Receipts
MSCI Morgan Stanley Capital International
NYRS New York Registered Shares